General	12 Months Ended
Dec. 31, 2011
General [Abstract]
General
Note 1 - General

RiT Technologies Ltd. (the "Company" or "RiT"), an Israeli company, which was incorporated and commenced operations in 1989, pioneered the development of intelligent physical layer solutions, designed to provide superior control, utilization and maintenance of networks. In the enterprise market, RiT's solutions are designed to help customers maximize control and maintenance efficiency and reduce an enterprise's network infrastructure ownership costs.  In the carrier market, the Company's solutions enable reliable mass verification and qualification by telcos.

The Company has a wholly-owned subsidiary in the United States, RiT Technologies Inc. (the "US subsidiary"), which was incorporated in 1993 under the laws of the State of New Jersey.  The US subsidiary is primarily engaged in the selling and marketing in the United States of the Company's  products.

In May 1997, the Company incorporated a wholly-owned subsidiary in Israel, RiT Tech (1997) Ltd. (the "Israeli subsidiary"), intended to make various investments including in securities.  As of the balance sheet date, the Israeli subsidiary holds part of the Company's outstanding shares (2,125). As of December 31, 2011 the Israeli subsidiary is inactive.

The Company has significant losses attributable to its operations. The Company has managed its liquidity during this time through a series of cost reduction initiatives, expansion of its sales into new markets and private placement transactions. With the goal of growing the company business to a new level. In February 2012 the Board of Directors reinforced the company management team with the addition of a new CEO, Deputy CEO and CTO, and gave it the mandate to create a new strategic plan. The new strategic plan, which was approved in early May 2012 by the Company's Board of Directors, includes realignment of the Company's sales and marketing capabilities and investment in new products development. Based on the most current sales and spending projections, the Company's estimated liquidity during the remainder of 2012 will be supported through the line of credit from the main shareholder to meet the Company's operating and loan obligations as they become due through calendar year 2012. The Company's ability to continue as a going concern is substantially dependent on the successful execution of the sales and spending projections and the receiving of loans from the line of credit referred to above.

The company will seek to raise additional capital for implementing the new strategic plan. There is no assurance that the Company will be able to raise additional capital.